Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following as of:

	December 31, 2013	December 31, 2012

Leasehold improvements	$24,749	$24,749
Machinery and equipment	22,629	22,629
Furniture and fixtures	3,997	3,997
Computer equipment	13,406	9,406
	64,781	60,781
Less: accumulated depreciation	(36,999)	(27,889)
	$27,782	$32,892